Long-Term Incentive Compensation Plans Level 3 Redeemable equity units disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable equity units disclosure [Abstract]
Activity of Redeemable Equity Units [Table Text Block]
The following summarizes the activity of the redeemable equity units, based on the fair value of the equity units as of the grant date or the date the awards were modified.

	Series B Equity Units			Series C Equity Units			Total Redeemable Equity
	Units	Weighted Average Grant-Date Fair Value	Amount	Units	Weighted Average Grant-Date Fair Value	Amount
	(thousands, except per-share data)
Balance at December 31, 2010	2,736	$1.00	$2,736	14,425	$0.46	$6,563	$9,299
Allocation of redeemable equity to Stockholder's equity (a)	(214)	1.00	(214)	(710)	0.47	(336)	(550)
Balance at December 31, 2011	2,522	1.00	2,522	13,715	0.45	6,227	8,749
Allocation of redeemable equity to Stockholder's equity (a)	(114)	1.00	(114)	(6,326)	0.35	(2,192)	(2,306)
Balance at December 31, 2012	2,408	$1.00	$2,408	7,389	$0.55	$4,035	$6,443
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(a)
In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.